Subsequent Events		9 Months Ended
	Jan. 20, 2021	Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

NOTE 8. SUBSEQUENT EVENTS

The Company has evaluated subsequent events to determine if events or transactions occurring after the balance sheet date through the date the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Note 11— Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statement were issued. There are no such events requiring potential adjustment to or disclosure in the unaudited condensed financial statements and the Company has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.